Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000000727 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class D
Average Annual Return, Percent	5.28%	1.88%	1.87%
C000236999 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 2.50%
Average Annual Return, Percent	2.59%	1.26%	1.56%
C000236997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	5.61%	2.03%	1.95%
C000236998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	5.50%	2.03%	1.95%
Without Sales Load [Member] | C000236999 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	5.24%	1.78%	1.82%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (broad-based index)
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
ICE BofA 1 5 Year U S Corporate And Government Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-5 Year U.S. Corporate & Government Index
Average Annual Return, Percent	4.79%	1.18%	1.92%